Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The SodaStream USA, Inc. 401(k) Profit Sharing Plan and Trust was merged into the Plan effective April 1, 2026. The financial impact of this event (approximately $10.5 million of assets) will be reflected in the 2026 financial statements.
The Plan Administrator has evaluated subsequent events through the date the financial statements were issued and no additional disclosures, other than disclosed above, were required.